Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001291157
Registrant Name	Charter Communications Operating LLC
Registration File Number	333-297735
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES